SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2022
SHARE CAPITAL
Summary of share capital issued

Share Capital Issued and Fully paid up as at March 31, 2021

	Number of	Amount
Class of Shares	Shares Issued	$
A	57,297,238	130,784,175
	57,297,238	130,784,175

Share Capital Issued and Fully paid up as at March 31, 2022

	Number of	Amount
Class of Shares	Shares Issued	$
A	58,150,789	132,111,283
	58,150,789	132,111,283

Summary of shares reserved for issuance

	As at	As at
Class of Shares	March 31, 2022	March 31, 2021
Common Share Stock Options	6,056,540	5,150,798
Warrants	2,071,090	2,071,090
FTP Compensation Warrants	174,384	343,269
Compensation Warrants	1,034,868	1,034,868
Jamaica Facility Shares (Note 16)	337,500	600,000
	9,674,382	9,200,025